STAPLED UNITHOLDERS' EQUITY - Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units (Details) - Stapled Units Performance Stock 2019	9 Months Ended	12 Months Ended
	Dec. 31, 2019 yr	Dec. 31, 2019 shares
Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units [Line Items]
Grant Date		January 1, August 12, September 24, 2019 and November 16, 2018
PSUs granted | shares		28,317
Term to expiry | yr	2
Weighted average volatility rate		14.80%
Average volatility rate		15.10%
Risk free interest rate		1.72%